OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2015
OTHER CURRENT LIABILITIES [Abstract]
OTHER CURRENT LIABILITIES

26.	OTHER CURRENT LIABILITIES

(in thousands of $)	2015	2014
Deferred drydocking, operating cost and charterhire revenue	1,327	9,514
Mark-to-market interest rate swaps valuation (see note 32)	4,597	3,038
Mark-to-market equity swaps valuation (see note 32)	81,581	13,656
Provision in relation to Golar Viking claim	—	13,848
Guarantees issued to Golar Partners (see note 33)	6,096	2,246
Dividends payable	40,466	—
Other	14,516	4,621
	148,583	46,923

As of December 31, 2014, we had recorded a provision of $13.8 million relating to a Golar Viking legal claim on the basis of a compromise settlement agreement between all parties involved in the arbitration proceedings. Accordingly, during 2014, we recognized an operating loss of $6.4 million in the consolidated statements of operation. The claim was settled in January 2015.

As of December 31, 2015, dividends payable of $40.5 million relating to the third quarter of 2015 were subsequently settled in January 2016.

As of December 31, 2015, included within 'Other' is $9.0 million due to Keppel (see note 27).